FINANCIAL INSTRUMENTS (Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Financial assets	$ 11,364,461	$ 11,615,705	$ 13,752,695
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	46,441,482	29,824,146	21,280,631
Cash and Cash Equivalents [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	46,441,482	29,824,146	21,280,631
Cash and Cash Equivalents [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member]
Disclosure of financial assets [line items]
Financial assets	143,914	462,829	8,361,655
Short-term investments - money market instruments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	143,914	462,829	8,361,655
Short-term investments - money market instruments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Common or preferred shares [Member]
Disclosure of financial assets [line items]
Financial assets	461,635	3,519,196	3,645,708
Common or preferred shares [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	461,635	3,519,196	3,395,708
Common or preferred shares [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Common or preferred shares [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets			250,000
Warrants [Member]
Disclosure of financial assets [line items]
Financial assets	34,891	592,626	259,612
Warrants [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets
Warrants [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets	34,891	592,626	259,612
Warrants [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets